DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Organization) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Accounts receivable, net of allowance for doubtful accounts	$ 23,184,239	$ 15,001,222
Prepaid expenses and other current assets	8,730,124	3,497,332
Deferred income tax assets	2,055,596	1,546,213
Total current assets	183,464,626	46,184,022
Accounts receivable, net of allowance for doubtful accounts	1,488,251	415,881
Property and equipment, net	13,373,950	12,805,567
Other non-current assets	2,314,293	2,105,832
Total assets	217,954,174	73,672,919
Accounts payable	319,138	217,451
Income taxes payable	5,394,036	3,012,165
Accrued expenses and other current liabilities	8,439,410	6,617,558
Total current liabilities	33,429,186	25,334,668
Other non-current liabilities	1,637,756	243,555
Total liabilities	35,066,942	25,578,223
Net revenues	136,204,017	92,833,660	56,820,281
Net income (loss)	24,691,248	14,047,031	9,552,471
Net cash provided by (used in) operating activities	28,459,868	29,705,551	7,443,545
Net cash provided by (used in) investing activities	(119,458,540)	(19,537,130)	(7,914,574)
Net cash provided by (used in) financing activities	106,471,782	(590,881)	(227,266)
Tarena Entities [Member]
Variable Interest Entity [Line Items]
Cash	243,292	186,698
Accounts receivable, net of allowance for doubtful accounts		530,826
Prepaid expenses and other current assets	25,166	96,980
Amounts due from related parties	4,394,839	5,783,142
Deferred income tax assets		484,699
Total current assets	4,663,297	7,082,345
Accounts receivable, net of allowance for doubtful accounts		64,325
Property and equipment, net	19,582	974,295
Other non-current assets		3,850
Total assets	4,682,879	8,124,815
Accounts payable		16,287
Income taxes payable	616,515	590,281
Accrued expenses and other current liabilities	103,231	421,531
Amounts due to related parties, including amounts due to WOFE for accrued service fees	3,486,740	4,445,366
Total current liabilities	4,206,486	5,473,465
Other non-current liabilities	43,664	20,541
Total liabilities	4,250,150	5,494,006
Net revenues	472,512	8,191,886	18,343,915
Net income (loss)	(2,285,932)	(1,917,256)	3,607,731
Net cash provided by (used in) operating activities	(610,826)	(1,538,619)	4,172,858
Net cash provided by (used in) investing activities	66,824	(470,805)	(933,382)
Net cash provided by (used in) financing activities	$ 671,417	$ 1,436,631	$ (3,253,753)